Amounts due to / (from) related parties (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Total	$ 290,172	$ (5,671)
Wesbild Inc.
Related Party Transaction [Line Items]
Due to related Parties	83,480	7,665
Due (to) from related parties	124,954	47,108
Wesbild Holdings Ltd.
Related Party Transaction [Line Items]
Due (to) from related parties	81,738	(60,444)
Reservoir Media Management (Canada) Inc
Related Party Transaction [Line Items]
Due (to) from related parties	$ 206,692	$ (13,336)